Share-Based Payment (Details) - Schedule of Assumptions Used to Value the Company's Stock Options Grants - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Expected volatility	42.00%	43.00%	40.00%
Risk-free interest rate	4.42%	4.00%
Expected dividend yield	0.00%	0.00%	0.00%
Fair market value per common share (in Dollars)	$ 0.98	$ 1.135
Minimum [Member]
Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Risk-free interest rate			0.71%
Exercise multiples (in Dollars per share)	$ 2.2	$ 2.2	$ 2.2
Forfeited rates	12.00%	16.00%	12.00%
Fair market value per common share (in Dollars)			$ 1.92
Maximum [Member]
Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Risk-free interest rate			1.62%
Exercise multiples (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Forfeited rates	30.00%	23.00%	19.00%
Fair market value per common share (in Dollars)			$ 3.15